Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2019	May 31, 2018	May 31, 2017
Related Party Transaction [Line Items]
Amounts due from related parties - current		$ 42,644	$ 1,595
Amounts due to related parties - current		472	30
Amounts due from related parties - non current		1,204	2,226
Revenue		1,060	92	$ 90
Cost		3,932		23
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		61,155		7,148
Metropolis [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[1]	15,581	787
Amounts due from related parties - non current	[1]	1,204	2,226
Rental expense	[1]	7,888	7,899	6,790
Haiwei Career [Member] | Equity Method Investee [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]			3,965
Others [Member]
Related Party Transaction [Line Items]
Revenue	[3]		92	90
Cost	[3]	460		23
Weixue Mingri [Member] | Equity Method Investee [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[4]	1,733
Great Thanks Holdings Limited [Member] | Equity Method Investee [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current				$ 1,450
Education Industry Fund [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		8,692
EEO [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Cost		2,408
Other Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[5]	3,160	434
Amounts due to related parties - current	[5]	265	17
Fishpond [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Revenue		1,060
Dongfang Heli [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Cost		1,064
Beijing Dianshi Jingwei Technololy Co., Ltd ("Dianshi Jingwei") [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		15,211
Beijing Dianshi Jingwei Technololy Co., Ltd ("Dianshi Jingwei") [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[6]	15,211
Beijing Dianshi Jingwei Technololy Co., Ltd ("Dianshi Jingwei") [Member] | Equity Method Investee [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[6]	61,155
Beijing MaxEn International Education Consulting Company Limited ("MaxEn")[Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current			374
Amounts due to related parties - current		$ 207	$ 13

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2019, the current and non-current amounts due from Metropolis were US$15,581 and US$1,204, respectively, which represented prepaid rent and deposit for the building and the unpaid cash consideration for acquiring Dongfang Heli. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Group’s board of directors.
[2]	In October 2014, Haiwei Career formed a joint venture with the Group. As a result, Haiwei Career became a related party of the Group. In 2018, Haiwei Career was consolidated by the Group through business acquistion. All transaction and balances between the Group and Haiwei Career are eliminated since then.
[3]	As of May 31, 2019, the balance in “others” included the revenue and cost from long-term investees.
[4]	The amount due from Weixue Mingri in 2017 represented the non-interest bearing loans provided by the Group to support its daily operation and the outstanding loans were fully written off by the Group in fiscal year 2017. Weixue Mingri was a long-term investment under equity method and carrying amount of such investment was nil.
[5]	As of May 31, 2018 and 2019, the balance in “others” included the current receivables from long-term investees.
[6]	In April 2016, the Group sold 51% of the equity interest of its fully-owned subsidiary Dianshi Jingwei and Dianshi Jingwei became an equity method investee of the Group. As of May 31, 2019, there were four outstanding loans provided by the Group to Dianshi Jingwei with annual interest rate of 10% and an outstanding balance of US$15,211. The original period of these loans were 180 days which initially expired and the Group extended US$5,794 loan to October 9, 2019 and extended US$9,417 loan to December 30, 2019. During the year ended of May 31, 2019, no interests were received by the Group. The extended loans were personally guaranteed by Mr. Yu and Mr. Yunhai Jia (“Mr. Jia”), the chief executive officer of Dianshi Jingwei. According to the loan agreements, if Dianshi Jingwei defaults on the loan payments and interests, the Group has the right to convert the unpaid loans into Dianshi Jingwei’s equity. In addition, a total of US$45,944 loans were borrowed and repaid Dianshi Jingwei within a short period of time during the year ended May 31, 2019. Subsequent to May 31, 2019, another RMB50 million was extended to Dianshi Jingwei with the extended maturity date on December 31, 2019.